Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

The carrying amounts and estimated fair values of our financial assets and liabilities, including related current portions, were as follows:

	June 30, 2014
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$291	$—	$291	$—
Restricted cash equivalents	94	—	94	—
Timeshare financing receivables	988	—	—	990

Liabilities:
Long-term debt(1)	11,235	59	1,598	9,862
Non-recourse debt(2)	698	—	—	701
Interest rate swaps	5	—	5	—

	December 31, 2013
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$309	$—	$309	$—
Restricted cash equivalents	107	—	107	—
Timeshare financing receivables	994	—	—	996
Interest rate swaps	10	—	10	—

Liabilities:
Long-term debt(1)	11,682	57	1,560	10,358
Non-recourse debt(2)	672	—	—	670

(1)	Excludes capital lease obligations with a carrying value of $82 million and $73 million as of June 30, 2014 and December 31, 2013, respectively.
(2)	Represents the Securitized Timeshare Debt and the Timeshare Facility.

The carrying amounts and estimated fair values of our financial assets and liabilities, which included related current portions, were as follows:

	December 31, 2013
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$309	$—	$309	$—
Restricted cash equivalents	107	—	107	—
Timeshare financing receivables	994	—	—	996
Interest rate swaps	10	—	10	—
Liabilities:
Long-term debt(1)(3)	11,682	57	1,560	10,358
Non-recourse debt(2)(3)	672	—	—	670

	December 31, 2012
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$561	$—	$561	$—
Restricted cash equivalents	322	—	322	—
Timeshare financing receivables	984	—	—	987
Liabilities:
Long-term debt(1)(3)	15,492	152	—	15,716

(1)	Excludes capital lease obligations with a carrying value of $73 million and $83 million as of December 31, 2013 and 2012, respectively.
(2)	Represents the Securitized Timeshare Debt and the Timeshare Facility.
(3)	Includes current maturities.

Fair Value Measurements, Nonrecurring

The estimated fair values of our financial and nonfinancial assets that were measured at fair value on a nonrecurring basis as a result of impairment losses were as follows:

	Year Ended December 31,
	2012		2011
	Fair Value(1)	Impairment Losses	Fair Value(1)	Impairment Losses
	(in millions)
Property and equipment, net	$24	$53	$5	$20
Investments in affiliates	29	20	205	141

(1)	Fair value measurements using significant unobservable inputs (Level 3).